Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Summary		Value of Initial Fixed			Company
			Compensation	Compensation	$100 Investment Based On:			Selected
	Summary		Table	Actually		Peer Group		Measure:
	Compensation	Compensation	Total for	Paid to	Total	Total	Net Income	Market
	Table Total	Actually	Non-PEO	Non-PEO	Shareholder	Shareholder	(Loss)	Capitalization
Year	for PEO	Paid to PEO	NEO	NEO	Return	Return	(in thousands)	(in millions)
(a)	(b)(1)	(c)(2)	(d)(3)	(e)(4)	(f)(5)	(g)(6)	(h)(7)	(i)(8)
2024	$1,557,414	$(609,287)	$415,858	$59,121	$263	$184	$(53,865)	$224
2023	$2,053,207	$3,447,726	$583,257	$942,188	$590	$147	$(60,398)	$468
2022	$3,204,888	$(3,634,867)	$952,855	$(555,004)	$361	$119	$(33,370)	$261

(1)  The dollar amounts reported in column (b) represent the amounts of total compensation reported for Mr. Hong, our PEO, for each corresponding fiscal year in the “Total” column of the Summary Compensation Table.

(2)  The dollar amounts reported in column (c) represent the amount of compensation actually paid (“CAP”) to Mr. Hong as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amounts of compensation earned or received by or paid to Mr. Hong during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Hong’s total compensation for each covered fiscal year to determine CAP.

Change in
Fair Value as
of Vesting Date
of Stock Awards
and Option Awards
			Fair Value at	Change in	Fair Value at	Granted in
			Fiscal Year End	Fair Value of	Vesting of Stock	Prior Fiscal Years
		Deduction of	of Outstanding and	Outstanding and	Awards and Option	For Which
	Summary	Stock Awards	Unvested Stock	Unvested Stock Awards	Awards Granted	Applicable Vesting
	Compensation	and Option	Awards and Option	and Option Awards	in Fiscal Year	Conditions Were
	Table Total	Awards	Awards Granted	Granted in Prior	That Vested	Satisfied During	Compensation
Year	for PEO	for PEO	in Fiscal Year	Fiscal Years	During Fiscal Year	Fiscal Year	Actually Paid
2024	$1,557,414	$(997,500)	$628,125	$(1,553,844)	$-	$(243,482)	$(609,287)
2023	$2,053,207	$(1,509,475)	$938,120	$951,141	$-	$1,014,733	$3,447,726
2022	$3,204,888	$(2,696,000)	$805,000	$(4,006,402)	$315,000	$(1,257,353)	$(3,634,867)

(3)  The dollar amounts reported in column (d) represent the amounts of total compensation reported for our only Non-PEO NEO, Ms. Sasaki, for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.

(4)  The dollar amounts reported in column (e) represent the amounts of CAP to Ms. Sasaki, as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Ms. Sasaki during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Sasaki’s total compensation for each covered fiscal year to determine CAP.

Change in
Fair Value as
of Vesting Date
of Stock Awards
and Option Awards
			Fair Value at	Change in	Fair Value at	Granted in
		Deduction of	Fiscal Year End	Fair Value of	Vesting of Stock	Prior Fiscal Years
	Summary	Stock Awards	of Outstanding and	Outstanding and	Awards and Option	For Which
	Compensation	and Option	Unvested Stock	Unvested Stock Awards	Awards Granted	Applicable Vesting
	Table Total	Awards	Awards and Option	and Option Awards	in Fiscal Year	Conditions Were
	for Non-PEO	for Non-PEO	Awards Granted	Granted in Prior	That Vested	Satisfied During	Compensation
Year	NEO	NEO	in Fiscal Year	Fiscal Years	During Fiscal Year	Fiscal Year	Actually Paid
2024	$415,858	$(133,000)	$83,750	$(273,656)	$-	$(33,831)	$59,121
2023	$583,257	$(302,500)	$188,000	$198,469	$-	$274,962	$942,188
2022	$952,855	$(674,000)	$201,250	$(753,093)	$78,750	$(360,766)	$(555,004)

(5)  The cumulative Company total shareholder return (“TSR”) amounts reported in column (f) are calculated by dividing the sum of the cumulative amount of dividends for the period starting at the market close on the last trading day before the Company’s earliest fiscal year in the table through and including the end of the fiscal year for which the TSR amount is being calculated (the “measurement period”), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The comparison assumes $100 was invested in the Company for the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

(6)  The cumulative Peer Group TSR amounts reported in column (g) utilizes the S&P 500 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2024 Annual Report. The comparison assumes $100 was invested in the S&P 500 Index for the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

(7)  The dollar amounts reported in column (h) represent the amounts of net income (loss), in thousands, reflected in our audited financial statements for each covered fiscal year.

(8)  While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, we determined that market capitalization at each fiscal year-end, as reported in column (i), to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link the Company’s performance to CAP to our PEO and Non-PEO NEO, which we believe is a strong driver in determining the Company’s performance. The Company’s market capitalization is calculated as the product of (i) the total number of outstanding shares of the Company’s voting and non-voting common stock held by non-affiliates of the Company as of the close of market on the last trading day of the Company’s completed fiscal year and (ii) the last reported sales price of the Company’s common stock as of the close of market on such trading day, as reported on the OTCQB® marketplace.

Company Selected Measure Name	market capitalization
Named Executive Officers, Footnote

(1)  The dollar amounts reported in column (b) represent the amounts of total compensation reported for Mr. Hong, our PEO, for each corresponding fiscal year in the “Total” column of the Summary Compensation Table.

(3)  The dollar amounts reported in column (d) represent the amounts of total compensation reported for our only Non-PEO NEO, Ms. Sasaki, for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.

Peer Group Issuers, Footnote

(6)  The cumulative Peer Group TSR amounts reported in column (g) utilizes the S&P 500 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2024 Annual Report. The comparison assumes $100 was invested in the S&P 500 Index for the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 1,557,414	$ 2,053,207	$ 3,204,888
PEO Actually Paid Compensation Amount	$ (609,287)	3,447,726	(3,634,867)
Adjustment To PEO Compensation, Footnote

(2)  The dollar amounts reported in column (c) represent the amount of compensation actually paid (“CAP”) to Mr. Hong as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amounts of compensation earned or received by or paid to Mr. Hong during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Hong’s total compensation for each covered fiscal year to determine CAP.

Change in
Fair Value as
of Vesting Date
of Stock Awards
and Option Awards
			Fair Value at	Change in	Fair Value at	Granted in
			Fiscal Year End	Fair Value of	Vesting of Stock	Prior Fiscal Years
		Deduction of	of Outstanding and	Outstanding and	Awards and Option	For Which
	Summary	Stock Awards	Unvested Stock	Unvested Stock Awards	Awards Granted	Applicable Vesting
	Compensation	and Option	Awards and Option	and Option Awards	in Fiscal Year	Conditions Were
	Table Total	Awards	Awards Granted	Granted in Prior	That Vested	Satisfied During	Compensation
Year	for PEO	for PEO	in Fiscal Year	Fiscal Years	During Fiscal Year	Fiscal Year	Actually Paid
2024	$1,557,414	$(997,500)	$628,125	$(1,553,844)	$-	$(243,482)	$(609,287)
2023	$2,053,207	$(1,509,475)	$938,120	$951,141	$-	$1,014,733	$3,447,726
2022	$3,204,888	$(2,696,000)	$805,000	$(4,006,402)	$315,000	$(1,257,353)	$(3,634,867)

Non-PEO NEO Average Total Compensation Amount	$ 415,858	583,257	952,855
Non-PEO NEO Average Compensation Actually Paid Amount	$ 59,121	942,188	(555,004)
Adjustment to Non-PEO NEO Compensation Footnote

(4)  The dollar amounts reported in column (e) represent the amounts of CAP to Ms. Sasaki, as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Ms. Sasaki during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Sasaki’s total compensation for each covered fiscal year to determine CAP.

Change in
Fair Value as
of Vesting Date
of Stock Awards
and Option Awards
			Fair Value at	Change in	Fair Value at	Granted in
		Deduction of	Fiscal Year End	Fair Value of	Vesting of Stock	Prior Fiscal Years
	Summary	Stock Awards	of Outstanding and	Outstanding and	Awards and Option	For Which
	Compensation	and Option	Unvested Stock	Unvested Stock Awards	Awards Granted	Applicable Vesting
	Table Total	Awards	Awards and Option	and Option Awards	in Fiscal Year	Conditions Were
	for Non-PEO	for Non-PEO	Awards Granted	Granted in Prior	That Vested	Satisfied During	Compensation
Year	NEO	NEO	in Fiscal Year	Fiscal Years	During Fiscal Year	Fiscal Year	Actually Paid
2024	$415,858	$(133,000)	$83,750	$(273,656)	$-	$(33,831)	$59,121
2023	$583,257	$(302,500)	$188,000	$198,469	$-	$274,962	$942,188
2022	$952,855	$(674,000)	$201,250	$(753,093)	$78,750	$(360,766)	$(555,004)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

For Fiscal 2024, the financial performance measures that the Company considers to have been the most important in linking CAP to our PEO and Non-PEO NEO to the Company’s performance are as follows:

●	Market Capitalization
●	Revenue
●	EBITDA

Total Shareholder Return Amount	$ 263	590	361
Peer Group Total Shareholder Return Amount	184	147	119
Net Income (Loss)	$ (53,865,000)	$ (60,398,000)	$ (33,370,000)
Company Selected Measure Amount	224,000,000	468,000,000	261,000,000
PEO Name	Mr. Hong
Measure:: 1
Pay vs Performance Disclosure
Name	Market Capitalization
Non-GAAP Measure Description

(8)  While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, we determined that market capitalization at each fiscal year-end, as reported in column (i), to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link the Company’s performance to CAP to our PEO and Non-PEO NEO, which we believe is a strong driver in determining the Company’s performance. The Company’s market capitalization is calculated as the product of (i) the total number of outstanding shares of the Company’s voting and non-voting common stock held by non-affiliates of the Company as of the close of market on the last trading day of the Company’s completed fiscal year and (ii) the last reported sales price of the Company’s common stock as of the close of market on such trading day, as reported on the OTCQB® marketplace.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (997,500)	$ (1,509,475)	$ (2,696,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	628,125	938,120	805,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,553,844)	951,141	(4,006,402)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			315,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(243,482)	1,014,733	(1,257,353)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(133,000)	(302,500)	(674,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,750	188,000	201,250
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(273,656)	198,469	(753,093)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			78,750
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (33,831)	$ 274,962	$ (360,766)